CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 247,644	$ 246,939	$ 548,963
Foreign currency translation adjustments (“CTA”):
Foreign CTA gains (losses), net of tax	13,136	(1,265)	(4,382)
Reclassification adjustment for realized losses on foreign CTA, net of taxes of $0, $107 and $12,152	0	(198)	(18,558)
Net change in foreign CTA gains (losses), net of tax	13,136	(1,463)	(22,940)
Retirement-related benefit plans:
Net actuarial loss, net of taxes of $386, $9,701 and $2,273	(852)	(17,223)	(4,060)
Amortization of prior service credits, net of taxes of $517, $518 and $516	(915)	(914)	(915)
Amortization of actuarial losses, net of taxes of $(2,336), $(2,123) and $(2,545)	4,181	3,748	4,500
Net change in retirement-related benefit plans, net of tax	2,414	(14,389)	(475)
Derivatives and available-for-sale securities:
Unrealized gains (losses), net of taxes of $(5,989), $2,214 and $5,753	16,068	4,307	(9,642)
Reclassification adjustment for realized gains (losses), net of taxes of $(1,005), $1,170 and $(3,312)	2,082	(13,422)	10,646
Net change in derivatives and available-for-sale securities, net of tax	18,150	(9,115)	1,004
Share of other comprehensive income (loss) of joint venture	615	(697)	(4,921)
Other comprehensive income (loss)	34,315	(25,664)	(27,332)
Comprehensive income	281,959	221,275	521,631
Less: Comprehensive income attributable to noncontrolling interests	(5,113)	(4,377)	(3,481)
Comprehensive income attributable to Sabre Corporation	$ 276,846	$ 216,898	$ 518,150